SUBSEQUENT EVENTS - Narrative (Details) - ZAR (R) R / shares in Units, R in Millions			12 Months Ended
	Sep. 02, 2026	Aug. 19, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of non-adjusting events after reporting period [line items]
Dividends recognised as distributions to owners			R 779.3	R 431.0	R 731.7
Shares issued (in shares)			2,808,988	0	0
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Dividend per share approved by directors (in ZAR cents per share)		R 120
Shares issued (in shares)	868,756,525
Major ordinary share transactions | Deferred Share Plan (DSP)
Disclosure of non-adjusting events after reporting period [line items]
Shares issued (in shares)	1,358,826
Nedbank: GBF - guarantees facility
Disclosure of non-adjusting events after reporting period [line items]
Increase in undrawn borrowing facility			R 181.0	R 120.0
Borrowings			R 681.0	R 620.0